Capital and reserves - Treasury shares (Details) - RUB (₽) ₽ in Thousands		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
American Depositary Shares
Disclosure of classes of share capital [line items]
Number of shares repurchased		283,673
Consideration for repurchase of shares		₽ 1,096,357	₽ 0
Maximum
Disclosure of classes of share capital [line items]
Repurchase Of Aggregate Amount Under Share Buyback Program	₽ 3,000,000